As filed with the Securities and Exchange Commission on October 29, 2026

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

File Nos. 33-42101, 811-06373

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                X

Pre-Effective Amendment No.

Post-Effective Amendment No. 68

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X

Amendment No. 69

SIT MUTUAL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

----------------------------------------------------------------------------------------

3300 IDS Center, Minneapolis, Minnesota 55402

(Address of Principal Executive Offices) (Zip Code)

(612) 332-3223

(Registrants’ Telephone Number, including Area Code)

Kelly K. Boston, Esq.

Sit Mutual Funds

3300 IDS Center

Minneapolis, Minnesota 55402

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

___	immediately upon filing pursuant to paragraph (b) of rule 485
XX	on November 1, 2026 pursuant to paragraph (b) of rule 485
___	60 days after filing pursuant to paragraph (a)(1) of rule 485
___	on (specify date) pursuant to paragraph (a)(1) of rule 485
___	75 days after filing pursuant to paragraph (a)(2) of rule 485
___	on (specify date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

___   This post-effective amendment designates a new effective date for a previously filed post effective amendment.

Explanatory Note: This Post-Effective Amendment is being filed to include a corrected Exhibit (j.1.) in Part C. Part A (Prospectus) and Part B (Statement of Additional Information) are incorporated by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement under the Securities Act of 1933 filed on October 28, 2026.

Part C

Other Information

Item 28.  Exhibits

(a)	Articles of Incorporation

Incorporated by reference to Post-Effective Amendment No. 61 to the Fund’s Registration Statement under the Securities Act of 1933, including Certificates of Designation through April 18, 2016 (Series J).

(b)	Bylaws

Incorporated by reference to Post-Effective Amendment No. 61 to the Fund’s Registration Statement under the Securities Act of 1933.

(c)	Instruments Defining Rights of Security Holders

Incorporated by reference to the Articles of Incorporation (Exhibits (a)(1), (a)(2) and (a)(3)) and Bylaws (Exhibits  (b)(1), (b)(2) and (b)(3)

(d)	Investment Management Agreement

Incorporated by reference to Post-Effective Amendment No. 61 to the Fund’s Registration Statement under the Securities Act of 1933, including Amendment dated November 1, 2010 and each Exhibit A to the Investment Management Agreement dated through May 18, 2016; Amendment Number 2 with Amended Exhibit A incorporated by reference to Post-Effective Amendment No. 66 to the Fund’s Registration Statement under the Securities Act of 1933.

(e)	Underwriting and Distribution Agreement

Incorporated by reference to Post-Effective Amendment No. 61 to the Fund’s Registration Statement under the Securities Act of 1933.

(f)	Bonus or Profit Sharing Contracts

Not applicable.

(g.1.)	Custody Agreement

Incorporated by reference to Post-Effective Amendment No.  41 to the Fund’s Registration Statement under the Securities Act of 1933; Amended and Restated Schedule II to the Custody Agreement incorporated by reference to Post-Effective Amendment No. 61 to the Fund’s Registration Statement under the Securities Act of 1933.

(g.2.)	Foreign Custody Manager Agreement

Incorporated by reference to Post-Effective Amendment No. 41 to the Fund’s Registration Statement under the Securities Act of 1933.

(h.1.)	Other Material Contracts: Transfer Agency and Shareholder Services Agreement

Incorporated by reference to Post-Effective Amendment No. 61 to the Fund’s Registration Statement under the Securities Act of 1933.

(h.2.)	Other Material Contracts: Administration and Accounting Services Agreement

Incorporated by reference to Post-Effective Amendment No.  61 to the Fund’s Registration Statement under the Securities Act of 1933; Amendment to the Administration and Accounting Services Agreement incorporated by reference to Post-Effective Amendment No. 64 to the Fund’s Registration Statement under the Securities Act of 1933.

(h.3.)	Other Material Contracts: Fee Waiver Agreement

Incorporated by reference Post-Effective Amendment No. 66 to the Fund’s Registration Statement under the Securities Act of 1933.

(i)	Legal Opinion: Opinions and Consents of Counsel

Not applicable to this filing.

(j.1.)	Other Opinions: Consent of KPMG LLP

Filed herewith.

(j.2.)	Other Opinions: Power of Attorney

Incorporated by reference to Post-Effective Amendment No. 61 to the Fund’s Registration Statement under the Securities Act of 1933.

(k)	Omitted Financial Statements

Not applicable.

(l)	Initial Capital Agreements

Not applicable to this filing.

(m)	Rule 12b-1 Plan

Incorporated by reference to Post-Effective Amendment No. 61 to the Fund’s Registration Statement under the Securities Act of 1933.

(n)	Rule 18f-3 Plan

Incorporated by reference to Post-Effective Amendment No. 61 to the Fund’s Registration Statement under the Securities Act of 1933.

(o)	Reserved.

(p)	Code of Ethics
1.	Sit Mutual Funds, Inc.

Incorporated by reference to Post-Effective Amendment No. 61 to the Fund’s Registration Statement under the Securities Act of 1933.

2.	Sit Investment Associates, Inc.

Incorporated by reference to Post-Effective Amendment No. 61 to the Fund’s Registration Statement under the Securities Act of 1933.

3.	SIA Securities Corp.

Incorporated by reference to Post-Effective Amendment No. 61 to the Fund’s Registration Statement under the Securities Act of 1933.

Item 29.   Persons Controlled by or Under Common Control with Registrant

 Not applicable.

Item 30.  Indemnification

The Registrant’s Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons, for such expenses and liabilities, in such manner, under such circumstances, and to such extent as permitted by Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereinafter amended, and any rules, regulations or releases promulgated thereunder.

The Registrant may indemnify its officers and directors and other “persons” acting in an “official capacity” (as such terms are defined in Section 302A.521) pursuant to a determination by the board of directors or shareholders of the Registrant as set forth in Section 302A.521, by special legal counsel selected by the board or a committee thereof for the purpose of making such a determination, or by a Minnesota court upon application of the person seeking indemnification. If a director is seeking indemnification for conduct in the capacity of director or officer of a Registrant, then such director generally may not be counted for the purpose of determining either the presence of a quorum or such director’s eligibility to be indemnified In any case, indemnification is proper only if the eligibility determining body decides that the person seeking indemnification:

(a)	has not received indemnification for the same conduct from any other party or organization;

(b)	acted in good faith;
(c)	received no improper personal benefit;
(d)	in the case of criminal proceedings, had no reasonable cause to believe the conduct was unlawful;
(e)	reasonably believed that the conduct was in the best interest of a Registrant, or in certain contexts, was not opposed to the best interest of a Registrant; and
(f)

had not otherwise engaged in conduct which precludes indemnification under either Minnesota or Federal law (including, but not limited to, conduct constituting willful misfeasance, bad faith, gross negligence, or reckless disregard of duties as set forth in Section 17(h) and (i) of the Investment Company Act of 1940).

If a person is made or threatened to be made a party to a proceeding, the person is entitled, upon written request to a Registrant, to payment or reimbursement by a Registrant of reasonable expenses, including attorneys’ fees and disbursements, incurred by the person in advance of the final disposition of the proceeding, (a) upon receipt by a Registrant of a written affirmation by the person of a good faith belief that the criteria for indemnification set forth in Section 302A.521 have been satisfied and a written undertaking by the person to repay all amounts so paid or reimbursed by the Registrant, if it is ultimately determined that the criteria for indemnification have not been satisfied, and (b) after a determination that the facts then known to those making the determination would not preclude indemnification under Section 302A.521. The written undertaking required by clause (a) is an unlimited general obligation of the person making it, but need not be secured and shall be accepted without reference to financial ability to make the repayment.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of a Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by a Registrant of expenses incurred or paid by a director, officer or controlling person of such Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless, in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant undertakes to comply with the indemnification requirements of Investment Company Release 7221 (June 9, 1972) and Investment Company Release 11330 (September 2, 1980).

Item 31.  Business and other Connections of Investment Adviser

Sit Investment Associates, Inc. (the “Adviser”), serves as the investment adviser. SIA Securities Corp. (the “Distributor”) serves as Distributor for the Registrant. Below is a list of the officers and directors of the Adviser and their business/employment during the past two years. Unless otherwise indicated, the principal business address of each individual is the same as the Adviser, 3300 IDS Center, 80 South Eighth Street, Minneapolis, MN 55402.

Name	Business and Employment During Past Two Years; Principal Business Address
Roger J. Sit	Chairman, President, CEO and Global CIO of the Adviser; Director, Chairman and CEO of Sit Investment Fixed Income Advisors, Inc. (“SF”); Chairman of SIA Securities Corp. (the “Distributor”); Chairman and President of all Sit Mutual Funds.

Debra K. Beaudet	Vice President – Staff Operations of the Adviser

David A. Brown	Vice President – Research and Investment Management of the Adviser

Lee J. Feltman	Vice President – Research and Investment Management of the Adviser

Kent L. Johnson	Senior Vice President – Research and Investment Management of the Adviser

Mark A. Pepper	Vice President – Research and Investment Management of the Adviser

Paul E. Rasmussen	Vice President, Secretary and Controller and Chief Compliance Officer of the Adviser; Vice President, Secretary, and Chief Compliance Officer of SF; President and Treasurer of the Distributor; Vice President, Treasurer and Chief Compliance Officer of all Sit Mutual Funds

Carla J. Rose	Vice President – Administration & Controller of the Adviser; Vice President, Controller and Treasurer and Assistant Secretary of SF; Vice President and Assistant Secretary of Distributor; Vice President, Assistant Secretary and Assistant Treasurer of all Sit Mutual Funds

Raymond E. Sit	Vice President – Research and Investment Management of the Adviser

Robert W. Sit	Vice President – Research and Investment Management of the Adviser; Vice President – Investments of all Stock Funds

Ronald D. Sit	Director of the Adviser

Ningning Tang	Vice President – Research and Investment Management of the Adviser

Kenneth W. Wallace	Vice President – Equity Marketing

Item 32. Principal Underwriters

The Distributor for the Registrant is SIA Securities Corp., 3300 IDS Center, Minneapolis, MN 55402, an affiliate of the Adviser. The Distributor distributes only shares of the Registrant.

Below is a list of the officers and directors of the Distributor and their business/employment during the past two years:

Name	Business and Employment During Past Two Years; Principal Business Address
Roger J. Sit	Chairman, President, CEO and Global CIO of the Adviser; Chairman and CEO of Sit Investment Fixed Income Advisors, Inc. (“SF”); Chairman of the Distributor; Chairman and President of all Sit Mutual Funds.

Paul E. Rasmussen	Vice President, Secretary and Controller and Chief Compliance Officer of the Adviser; Vice President, Secretary, and Chief Compliance Officer of SF; President and Treasurer of the Distributor; Vice President, Treasurer and Chief Compliance Officer of all Sit Mutual Funds.

Carla J. Rose	Vice President – Administration & Deputy Controller of the Adviser; Vice President, Controller and Treasurer and Assistant Secretary of SF; Vice President and Assistant Secretary of Distributor; Vice President, Assistant Secretary and Assistant Treasurer of all Sit Mutual Funds.

Kelly K. Boston	Staff Attorney of the Adviser; Secretary of the Distributor; Assistant Secretary & Assistant Treasurer of all Sit Mutual Funds.

Item 33. Location of Accounts and Records

The Custodian for the Registrant is The Bank of New York Mellon, 111 Sanders Creek Parkway, Syracuse, NY 13057. The Transfer Agent for the Registrant is BNY Mellon Investment Servicing (US) Inc., P.O. Box 534459, Pittsburgh, PA 15253-4459. Other books and records are maintained by the Adviser, Sit Investment Associates, Inc., which is located at 3300 IDS Center, Minneapolis, MN 55402.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 29th day of October 2026.

SIT MUTUAL FUNDS, INC.
(Registrant)

By	/s/ Roger J. Sit
Roger J. Sit, Chairman

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature and Title

/s/ Roger J. Sit	Dated: October 29, 2026
Roger J. Sit, Chairman
(Principal Executive Officer and Director)

/s/ Paul E. Rasmussen	Dated: October 29, 2026
Paul E. Rasmussen, Treasurer
(Principal Financial Officer and Accounting Officer)

Edward M. Giles, Director*

Sidney L. Jones, Director*

Bruce C. Lueck, Director*

Donald W. Phillips, Director*

Barry N. Winslow, Director*

*By /s/ Roger J. Sit	Dated: October 29, 2026
Roger J. Sit, Attorney-in-fact
*Pursuant to a power of attorney filed herewith.

REGISTRATION STATEMENT ON FORM N-1A

EXHIBIT INDEX

Exhibit No.	Name of Exhibit	Page No.

(j.1.)	Other Opinions:	C-11
Consent of KPMG LLP dated October 27, 2026